LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum operating lease expense payments under our non-cancelable operating leases as of December 31, 2017 are as follows:

(in thousands of $)
2018	37,008
2019	35,369
2020	35,474
2021	35,066
2022	32,043
Thereafter	137,162
312,122

The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of December 31, 2017 are as follows:

(in thousands of $)
2018	57,494
2019	35,785
2020	23,166
2021	8,370
2022	—
Thereafter	—
124,815

Schedule of Charter Hire Expense Under Operating Leases
During 2017, 2016 and 2015, the charter hire expense under operating leases, net of amortization of unfavorable time charter contracts-in were as follows:

(in thousands of $)	2017	2016	2015
Charter hire expenses, operating leases	71,345	54,365	32,118
Amortization of unfavorable time charter contracts-in	(672)	(674)	(1,399)
Charterhire expenses	70,673	53,691	30,719